Goodwill - Sensitivity analysis Engimplan impairment (Detail) - Engimplan [member] € in Thousands	Dec. 31, 2020 EUR (€)
Change applied [member]
Disclosure of information for cash-generating units [line items]
WACC	(1.00%)
WACC	1.00%
Perpetual Growth	(4.00%)
Perpetual Growth	4.00%
Revenue & gross grofit growth	5.00%
Revenue & gross grofit growth	(5.00%)
Evolution of the value in use [member]
Disclosure of information for cash-generating units [line items]
WACC	€ 630
WACC	(510)
Perpetual Growth	1,340
Perpetual Growth	(655)
Revenue & gross grofit growth	1,960
Revenue & gross grofit growth	€ (1,960)